UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                                  [ ]
                                        ---------

Post-Effective Amendment No.               71        (File No. 2-47430)      [X]
                                        ---------            and
                                                     (File No. 2-29358)
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.             33        (File No. 811-1674)                      [X]
                      ---------

                        (Check appropriate box or boxes.)

                        IDS Life Variable Annuity Fund B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                           IDS Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

70100 Ameriprise Financial Center, Minneapolis, MN                       55474
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3678
--------------------------------------------------------------------------------

  Mary Ellyn Minenko, 50607 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It  is proposed that this filing will become effective (check appropriate box)
   [ ] immediately  upon  filing  pursuant to  paragraph  (b)
   [X] on Oct. 3, 2005 pursuant to paragraph (b)
   [ ] 60 days after filing pursuant to paragraph (a)(1)
   [ ] on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No. 71 to this Registration Statement No. 2-47430 and 2-29358 on Form N-4 is to supplement the prospectus and Statement of Additional Information for IDS Life Variable Annuity Fund B.

The Prospectus relating to the above-listed variable annuity filed electronically as Post-Effective Amendment No. 70 to Registration Statement No. 2-47430 and 2-29358 filed on or about April 28, 2005 is incorporated by reference into Part A of Post-Effective Amendment No. 71 to this Registration Statement.

The Statement of Additional Information relating to the above-listed variable annuity filed electronically as Post-Effective Amendment No. 70 to Registration Statement No. 2-47430 and 2-29358 on or about April 28, 2005 is incorporated by reference into Part B of Post-Effective Amendment No. 71 to this Registration Statement.

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #       Date
IDS Life Variable Retirement and Combination Retirement Annuities                   S-6154 W          S-6323 C       4/29/05
IDS Life Flexible Annuity                                                           S-6155 X          S-6323 C       4/29/05
IDS Life Employee Benefit Annuity                                                   S-6157 W          S-6323 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the annuity contract or certificate described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, on Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).
                                                                                 Minimum      Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.72%(1)        1.24%

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                         Management   Distribution     Other
Fund (Old Name / New Name)                                                  fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                   0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                  0.60%        0.13%         0.10%       0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund         0.64%        0.13%         0.11%       0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                    0.57%        0.13%         0.15%       0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                       0.83%        0.13%         0.14%       1.10%(1)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                            0.55%        0.13%         0.18%       0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                   0.62%        0.13%         0.09%       0.84%(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                  0.65%        0.13%         0.08%       0.86%(1)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                          0.59%        0.13%         0.08%       0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                 0.53%        0.13%         0.07%       0.73%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund               0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund         0.75%        0.13%         0.12%       1.00%(1)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund.

                                     -- 3 --

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract or certificate. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract and certificate owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                     -- 4 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #       Date
IDS Life Group Variable Annuity Contract                                            S-6156 R          S-6323 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the annuity contract described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, on Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                Minimum      Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.72%(1)     1.10%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                Management   Distribution     Other
Fund (Old Name / New Name)                                                         fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                          0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                         0.60%        0.13%         0.10%       0.83%(1)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                              0.83%        0.13%         0.14%       1.10%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                          0.62%        0.13%         0.09%       0.84%(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                         0.65%        0.13%         0.08%       0.86%(1)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                                 0.59%        0.13%         0.08%       0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                        0.53%        0.13%         0.07%       0.73%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                      0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund                0.75%        0.13%         0.12%       1.00%(1)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                     -- 5 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #       Date
IDS Life Variable Annuity Fund A                                                    S-6348 C          S-6366 C       4/29/05
IDS Life Variable Annuity Fund B                                                    S-6349 C          S-6366 C       4/29/05

E
On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the annuity contract described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, on Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Core Equity Fund as indicated in the following chart:

----------------------------------- ---------------------------------------
Old Fund Name                       New Fund Name
----------------------------------- ---------------------------------------
AXP(R) Variable Portfolio - Core    RiverSource(SM) Variable Portfolio -
Equity Fund                         Core Equity Fund
----------------------------------- ---------------------------------------

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                     -- 6 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #       Date
IDS Life Flexible Portfolio Annuity                                                 S-6161 M          S-6325 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the annuity contract described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, on Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                Minimum       Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.72%(1)        1.54%

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                Management   Distribution     Other
Fund (Old Name / New Name)                                                         fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                          0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                         0.60%        0.13%         0.10%       0.83%(1)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                              0.83%        0.13%         0.14%       1.10%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                          0.62%        0.13%         0.09%       0.84%(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                         0.65%        0.13%         0.08%       0.86%(1)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                                 0.59%        0.13%         0.08%       0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                        0.53%        0.13%         0.07%       0.73%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                      0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund                0.75%        0.13%         0.12%       1.00%(1)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                     -- 7 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                 Prospectus Form #       Date
American Express Guaranteed Term Annuity         S-6401 U           4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the annuity contract described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the annuity contract as follows:

----------------------------------------- ----------------------------------
Old Annuity Name                          New Annuity Name
----------------------------------------- ----------------------------------
American Express Guaranteed Term Annuity  RiverSource(SM) Guaranteed Term
                                          Annuity
----------------------------------------- ----------------------------------

The RiverSource brand also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                     -- 8 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #       Date
American Express Retirement Advisor Variable Annuity(R)                             S-6467 J          S-6325 C       4/29/05
American Express Retirement Advisor Variable Annuity(R) - Band 3                    S-6477 J          S-6325 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the annuity contract described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the annuity contract as follows:

---------------------------------------- -------------------------------------
Old Annuity Name                         New Annuity Name
---------------------------------------- -------------------------------------
American Express Retirement Advisor      RiverSource(SM) Retirement Advisor
Variable Annuity(R)                      Variable Annuity
---------------------------------------- -------------------------------------
American Express Retirement Advisor      RiverSource(SM) Retirement Advisor
Variable Annuity(R) - Band 3             Variable Annuity - Band 3
---------------------------------------- -------------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                Minimum      Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.55%(1)     2.86%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                             Management   Distribution     Other
Fund (Old Name / New Name)                                                      fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                       0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Core Bond Fund /
RiverSource(SM) Variable Portfolio - Core Bond Fund                             0.63%        0.13%         0.39%       1.15%(1),(2)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                      0.60%        0.13%         0.10%       0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund             0.64%        0.13%         0.11%       0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                        0.57%        0.13%         0.15%       0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                           0.83%        0.13%         0.14%       1.10%(1)
AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund(3) /
RiverSource(SM) Variable Portfolio - Global Inflation Protected
Securities Fund                                                                 0.49%        0.13%         0.18%       0.80%(1),(2)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                                0.55%        0.13%         0.18%       0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                       0.62%        0.13%         0.09%       0.84%(1)

                                     -- 9 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                           Management   Distribution     Other
Fund (Old Name / New Name)                                                    fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - Income Opportunities Fund /
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                0.64%        0.13%         0.80%       1.57%(1),(2)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                    0.65%        0.13%         0.08%       0.86%(1)
AXP(R) Variable Portfolio - Large Cap Value Fund /
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                     0.63%        0.13%         2.10%       2.86%(1),(2)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                            0.59%        0.13%         0.08%       0.80%(1)
AXP(R) Variable Portfolio - Mid Cap Value Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                       0.73%        0.13%         0.53%       1.39%(1),(2)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                   0.53%        0.13%         0.07%       0.73%(1)
AXP(R) Variable Portfolio - Partners Select Value Fund /
RiverSource(SM) Variable Portfolio - Select Value Fund                        0.81%        0.13%         1.03%       1.97%(1),(2)
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                       0.29%        0.13%         0.13%       0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund      0.61%        0.13%         0.10%       0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                 0.85%        0.13%         0.14%       1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                 0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                    1.11%        0.13%         0.41%       1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund           0.75%        0.13%         0.12%       1.00%(1)
Lazard Retirement International Equity Portfolio                              0.75%        0.25%         0.29%       1.29%(4)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.95% for RiverSource(SM) Variable Portfolio - Core Bond Fund, 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.75% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(SM) Variable Portfolio - Mid Cap Value Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) AXP(R) Variable Portfolio - Inflation Protected Securities Fund changed to AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund on Sept. 12, 2005.

(4) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 10 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #       Date
American Express Retirement Advisor Advantage(R)
   Variable Annuity / American Express Retirement
   Advisor Select Variable Annuity(R)                                               S-6406 H          S-6325 C       4/29/05
American Express Retirement Advisor Advantage(R)
   Variable Annuity - Band 3                                                        S-6407 F          S-6325 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the annuity contract described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the annuity contract as follows:

----------------------------------------- -------------------------------------
Old Annuity Name                          New Annuity Name
----------------------------------------- -------------------------------------
American Express Retirement Advisor       RiverSource(SM) Retirement Advisor
Advantage(R) Variable Annuity /           Advantage Variable  Annuity /
American Express Retirement Advisor       RiverSource(SM) Retirement Advisor
Select Variable Annuity(R)                Select  Variable Annuity
----------------------------------------- -------------------------------------
American Express Retirement Advisor       RiverSource(SM) Retirement Advisor
Advantage(R)  Variable Annuity - Band 3   Advantage  Variable Annuity - Band 3
----------------------------------------- -------------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                Minimum      Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.55%(1)     2.86%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                Management   Distribution     Other
Fund (Old Name / New Name)                                                         fees      (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                          0.51%        0.13%         0.08%    0.72%(1)
AXP(R) Variable Portfolio - Core Bond Fund /
RiverSource(SM) Variable Portfolio - Core Bond Fund                                0.63%        0.13%         0.39%    1.15%(1),(2)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                         0.60%        0.13%         0.10%    0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                0.64%        0.13%         0.11%    0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                           0.57%        0.13%         0.15%    0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                              0.83%        0.13%         0.14%    1.10%(1)
AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund(3) /
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund    0.49%        0.13%         0.18%    0.80%(1),(2)

                                    -- 11 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                           Management   Distribution     Other
Fund (Old Name / New Name)                                                    fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                              0.55%        0.13%         0.18%       0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                     0.62%        0.13%         0.09%       0.84%(1)
AXP(R) Variable Portfolio - Income Opportunities Fund /
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                0.64%        0.13%         0.80%       1.57%(1),(2)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                    0.65%        0.13%         0.08%       0.86%(1)
AXP(R) Variable Portfolio - Large Cap Value Fund /
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                     0.63%        0.13%         2.10%       2.86%(1),(2)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                            0.59%        0.13%         0.08%       0.80%(1)
AXP(R) Variable Portfolio - Mid Cap Value Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                       0.73%        0.13%         0.53%       1.39%(1),(2)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                   0.53%        0.13%         0.07%       0.73%(1)
AXP(R) Variable Portfolio - Partners Select Value Fund /
RiverSource(SM) Variable Portfolio - Select Value Fund                        0.81%        0.13%         1.03%       1.97%(1),(2)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund /
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                     0.94%        0.13%         0.20%       1.27%(1),(2)
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                       0.29%        0.13%         0.13%       0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund      0.61%        0.13%         0.10%       0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                 0.85%        0.13%         0.14%       1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                 0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                    1.11%        0.13%         0.41%       1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund           0.75%        0.13%         0.12%       1.00%(1)
Lazard Retirement International Equity Portfolio                              0.75%        0.25%         0.29%       1.29%(4)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.95% for RiverSource(SM) Variable Portfolio - Core Bond Fund, 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.75% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99%for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(SM) Variable Portfolio - Mid Cap Value Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund, 1.30% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) AXP(R) Variable Portfolio - Inflation Protected Securities Fund changed to AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund on Sept. 12, 2005.

(4) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 12 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #       Date
American Express Retirement Advisor Advantage Plus(R)
   Variable Annuity / American Express Retirement Advisor
   Select Plus(R) Variable Annuity                                                  S-6273 F          S-6325 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the annuity contract described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the annuity contract as follows:

---------------------------------------- ---------------------------------------
Old Annuity Name                           New Annuity Name
---------------------------------------- ---------------------------------------
American Express Retirement Advisor        RiverSource(SM) Retirement Advisor
Advantage Plus(R) Variable Annuity /       Advantage Plus Variable Annuity /
American Express Retirement Advisor        RiverSource(SM) Retirement Advisor
Select Plus(R) Variable Annuity            Select Plus Variable Annuity
---------------------------------------- ---------------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                Minimum      Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.55%(1)     2.86%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                Management   Distribution     Other
Fund (Old Name / New Name)                                                         fees      (12b-1) fees   expenses     Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                          0.51%        0.13%         0.08%     0.72%(1)
AXP(R) Variable Portfolio - Core Bond Fund /
RiverSource(SM) Variable Portfolio - Core Bond Fund                                0.63%        0.13%         0.39%     1.15%(1),(2)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                         0.60%        0.13%         0.10%     0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                0.64%        0.13%         0.11%     0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                           0.57%        0.13%         0.15%     0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                              0.83%        0.13%         0.14%     1.10%(1)
AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund(3) /
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund    0.49%        0.13%         0.18%     0.80%(1),(2)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                                   0.55%        0.13%         0.18%     0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                          0.62%        0.13%         0.09%     0.84%(1)

                                    -- 13 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                Management   Distribution     Other
Fund (Old Name / New Name)                                                         fees      (12b-1) fees   expenses     Total
AXP(R) Variable Portfolio - Income Opportunities Fund /
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                     0.64%        0.13%         0.80%     1.57%(1),(2)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                         0.65%        0.13%         0.08%     0.86%(1)
AXP(R) Variable Portfolio - Large Cap Value Fund /
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                          0.63%        0.13%         2.10%     2.86%(1),(2)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                                 0.59%        0.13%         0.08%     0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                        0.53%        0.13%         0.07%     0.73%(1)
AXP(R) Variable Portfolio - Partners Select Value Fund /
RiverSource(SM) Variable Portfolio - Select Value Fund                             0.81%        0.13%         1.03%     1.97%(1),(2)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund /
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                          0.94%        0.13%         0.20%     1.27%(1),(2)
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                            0.29%        0.13%         0.13%     0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund           0.61%        0.13%         0.10%     0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                      0.85%        0.13%         0.14%     1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                      0.51%        0.13%         0.08%     0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                         1.11%        0.13%         0.41%     1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund                0.75%        0.13%         0.12%     1.00%(1)
Lazard Retirement International Equity Portfolio                                   0.75%        0.25%         0.29%     1.29%(4)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.95% for RiverSource(SM) Variable Portfolio - Core Bond Fund, 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.75% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund, 1.30% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) AXP(R) Variable Portfolio - Inflation Protected Securities Fund changed to AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund on Sept. 12, 2005.

(4) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the annuity contract. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to contract owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 14 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                   Prospectus Form #     SAI Form #       Date
American Express(R) Variable Universal Life                                         S-6194 AF         S-6333 C       4/29/05
American Express(R) Variable Universal Life III                                     S-6189 J          S-6333 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the life insurance policy described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the life insurance policy as follows:

------------------------------------------ ------------------------------------
Old Policy Name                            New Policy Name
------------------------------------------ ------------------------------------
American Express(R) Variable Universal     RiverSource(SM) Variable Universal
Life                                       Life
------------------------------------------ ------------------------------------
American Express(R) Variable Universal     RiverSource(SM) Variable Universal
Life III                                   Life Insurance III
------------------------------------------ ------------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                Minimum      Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.55%(1)     1.65%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                Management   Distribution     Other
Fund (Old Name / New Name)                                                         fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                          0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                         0.60%        0.13%         0.10%       0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                0.64%        0.13%         0.11%       0.88%(1)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                              0.83%        0.13%         0.14%       1.10%(1)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                                   0.55%        0.13%         0.18%       0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                          0.62%        0.13%         0.09%       0.84%(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                         0.65%        0.13%         0.08%       0.86%(1)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                                 0.59%        0.13%         0.08%       0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                        0.53%        0.13%         0.07%       0.73%(1)

                                    -- 15 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                Management   Distribution     Other
Fund (Old Name / New Name)                                                         fees      (12b-1) fees   expenses     Total
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                            0.29%        0.13%         0.13%     0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund           0.61%        0.13%         0.10%     0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                      0.85%        0.13%         0.14%     1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                      0.51%        0.13%         0.08%     0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                         1.11%        0.13%         0.41%     1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund                0.75%        0.13%         0.12%     1.00%(1)
Lazard Retirement International Equity Portfolio                                   0.75%        0.25%         0.29%     1.29%(3)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the life insurance policy. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to policy owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

For American Express(R) Variable Universal Life III Only:

CHANGE TO "OPTION A -- INTEREST PAYMENTS"

"Option A -- Interest Payments" under the "Payment Options" section of "Payment of Policy Proceeds" on page 37 of the prospectus is replaced with the following:

Option A -- Interest Payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 16 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #       Date
American Express(R) Variable Universal Life IV/
   American Express(R) Variable Universal Life IV - Estate Series                   S-6418 E          S-6333 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the life insurance policy described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the life insurance policy as follows:

------------------------------------------- ------------------------------------
Old Policy Name                               New Policy Name
------------------------------------------- ------------------------------------
American Express(R) Variable Universal Life   RiverSource(SM) Variable Universal
IV/ American Express(R) Variable Universal    Life IV/ RiverSource(SM) Variable
Life IV - Estate Series                       Universal Life IV - Estate Series
------------------------------------------- ------------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                Minimum      Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.55%(1)     2.86%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                              Management  Distribution     Other
Fund (Old Name / New Name)                                                       fees     (12b-1) fees   expenses    Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                        0.51%       0.13%         0.08%    0.72%(1)
AXP(R) Variable Portfolio - Core Bond Fund /
RiverSource(SM) Variable Portfolio - Core Bond Fund                              0.63%       0.13%         0.39%    1.15%(1),(2),(3)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                       0.60%       0.13%         0.10%    0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund              0.64%       0.13%         0.11%    0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                         0.57%       0.13%         0.15%    0.85%(1),(3)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                            0.83%       0.13%         0.14%    1.10%(1)
AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund(4) /
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund  0.49%       0.13%         0.18%    0.80%(1),(2),(3)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                                 0.55%       0.13%         0.18%    0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                        0.62%       0.13%         0.09%    0.84%(1)
AXP(R) Variable Portfolio - Income Opportunities Fund /
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                   0.64%       0.13%         0.80%    1.57%(1),(2),(3)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                       0.65%       0.13%         0.08%    0.86%(1)

                                    -- 17 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                          Management   Distribution      Other
Fund (Old Name / New Name)                                                    fees      (12b-1) fees   expenses      Total
AXP(R) Variable Portfolio - Large Cap Value Fund /
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                     0.63%        0.13%         2.10%      2.86%(1),(2),(3)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                            0.59%        0.13%         0.08%      0.80%(1)
AXP(R) Variable Portfolio - Mid Cap Value Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                       0.73%        0.13%         0.53%      1.39%(1),(2),(3)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                   0.53%        0.13%         0.07%      0.73%(1)
AXP(R) Variable Portfolio - Partners Select Value Fund /
RiverSource(SM) Variable Portfolio - Select Value Fund                        0.81%        0.13%         1.03%      1.97%(1),(2),(3)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund /
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                     0.94%        0.13%         0.20%      1.27%(1),(3)
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                       0.29%        0.13%         0.13%      0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund      0.61%        0.13%         0.10%      0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                 0.85%        0.13%         0.14%      1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                 0.51%        0.13%         0.08%      0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                    1.11%        0.13%         0.41%      1.65%(1),(3)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund           0.75%        0.13%         0.12%      1.00%(1)
Lazard Retirement International Equity Portfolio                              0.75%        0.25%         0.29%      1.29%(5)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) Available under certain RiverSource(SM) Variable Universal Life IV/RiverSource(SM) Variable Universal Life IV - Estate Series policies sold on or after Aug. 30, 2005.

(3) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.95% for RiverSource(SM) Variable Portfolio - Core Bond Fund, 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.75% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(SM) Variable Portfolio - Mid Cap Value Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund, 1.30% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(4) AXP(R) Variable Portfolio - Inflation Protected Securities Fund changed to AXP(R) Variable Portfolio - Global Inflation Protected Securities Fund on Sept. 12, 2005.

(5) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the life insurance policy. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to policy owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

CHANGE TO "OPTION A -- INTEREST PAYMENTS"

"Option A -- Interest Payments" under the "Payment Options" section of "Payment of Policy Proceeds" on page 43 of the prospectus is replaced with the following:

Option A -- Interest Payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 18 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                                    Prospectus Form #    SAI Form #       Date
American Express(R) Single Premium Variable Life                                    S-6199 E          S-6333 C       4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the life insurance policy described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the life insurance policy as follows:

--------------------------------------- ---------------------------------
Old Policy Name                         New Policy Name
--------------------------------------- ---------------------------------
American Express(R) Single Premium      RiverSource(SM) Single Premium
Variable Life                           Variable Life Insurance
--------------------------------------- ---------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                  Minimum       Maximum
Total expenses before fee waivers and/or expense reimbursements                    0.55%(1)     2.20%

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management   Distribution     Other
Fund (Old Name / New Name)                                                     fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                      0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                     0.60%        0.13%         0.10%       0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund            0.64%        0.13%         0.11%       0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                       0.57%        0.13%         0.15%       0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                          0.83%        0.13%         0.14%       1.10%(1)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                               0.55%        0.13%         0.18%       0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                      0.62%        0.13%         0.09%       0.84%(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                     0.65%        0.13%         0.08%       0.86%(1)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                             0.59%        0.13%         0.08%       0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                    0.53%        0.13%         0.07%       0.73%(1)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund /
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                      0.94%        0.13%         0.20%       1.27%(1),(2)

                                    -- 19 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                            Management   Distribution     Other
Fund (Old Name / New Name)                                                     fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                        0.29%        0.13%         0.13%       0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund       0.61%        0.13%         0.10%       0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                  0.85%        0.13%         0.14%       1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                  0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                     1.11%        0.13%         0.41%       1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund            0.75%        0.13%         0.12%       1.00%(1)
Lazard Retirement International Equity Portfolio                               0.75%        0.25%         0.29%       1.29%(3)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.30% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the life insurance policy. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to policy owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

CHANGE TO "OPTION A -- INTEREST PAYMENTS"

"Option A -- Interest Payments" under the "Payment Options" section of "Payment of Policy Proceeds" on page 36 of the prospectus is replaced with the following:

Option A -- Interest Payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 20 --

               Prospectus and Statement of Additional Information

                         Supplement dated Oct. 3, 2005*

Product Name                                                              Prospectus Form #          SAI Form #          Date
American Express(R) Succession Select Variable Life Insurance                 S-6202 F                S-6333 C          4/29/05

On Feb. 1, 2005, American Express Company (American Express) announced plans to pursue a spin off to American Express shareholders of its American Express Financial Advisors unit. On Aug. 1, 2005 several of the companies offering the products and services of the American Express Financial Advisors unit changed their names in anticipation of their separation from American Express. American Express Financial Corporation changed its name to Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is the parent company of the Ameriprise Financial family of companies, including IDS Life Insurance Company, the issuer and distributor of the life insurance policy described in the prospectus.

As part of a corporate reorganization, Ameriprise Financial also introduced the RiverSource(SM) brand. The RiverSource brand represents Ameriprise Financial's products. Accordingly, RiverSource replaced "American Express" in the name of the life insurance policy as follows:

-------------------------------------------- -----------------------------------
Old Policy Name                              New Policy Name
-------------------------------------------- -----------------------------------
American Express(R) Succession Select        RiverSource(SM) Succession Select
Variable Life Insurance                      Variable Life Insurance
-------------------------------------------- -----------------------------------

On Oct. 1, 2005, the RiverSource brand replaced "American Express" and "AXP" in the name of the American Express(R) Variable Portfolio Funds and certain funds changed their names as indicated in the following table. In addition, the fee tables have been restated to reflect current fees.

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses).

                                                                                Minimum      Maximum
Total expenses before fee waivers and/or expense reimbursements                 0.55%(1)     1.65%(1)

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                             Management   Distribution     Other
Fund (Old Name / New Name)                                                      fees      (12b-1) fees   expenses       Total
AXP(R) Variable Portfolio - Cash Management Fund /
RiverSource(SM) Variable Portfolio - Cash Management Fund                       0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Diversified Bond Fund /
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                      0.60%        0.13%         0.10%       0.83%(1)
AXP(R) Variable Portfolio - Diversified Equity Income Fund /
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund             0.64%        0.13%         0.11%       0.88%(1)
AXP(R) Variable Portfolio - Equity Select Fund /
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                        0.57%        0.13%         0.15%       0.85%(1),(2)
AXP(R) Variable Portfolio - Global Bond Fund /
RiverSource(SM) Variable Portfolio - Global Bond Fund                           0.83%        0.13%         0.14%       1.10%(1)
AXP(R) Variable Portfolio - Growth Fund /
RiverSource(SM) Variable Portfolio - Growth Fund                                0.55%        0.13%         0.18%       0.86%(1)
AXP(R) Variable Portfolio - High Yield Bond Fund /
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                       0.62%        0.13%         0.09%       0.84%(1)
AXP(R) Variable Portfolio - Large Cap Equity Fund /
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                      0.65%        0.13%         0.08%       0.86%(1)
AXP(R) Variable Portfolio - Managed Fund /
RiverSource(SM) Variable Portfolio - Balanced Fund                              0.59%        0.13%         0.08%       0.80%(1)
AXP(R) Variable Portfolio - New Dimensions Fund(R) /
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                     0.53%        0.13%         0.07%       0.73%(1)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund /
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                       0.94%        0.13%         0.20%       1.27%(1),(2)

                                    -- 21 --

Total annual operating expenses for each fund (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                             Management   Distribution     Other
Fund (Old Name / New Name)                                                      fees       (12b-1) fees  expenses       Total
AXP(R) Variable Portfolio - S&P 500 Index Fund /
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                         0.29%        0.13%         0.13%       0.55%(1),(2)
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund /
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund        0.61%        0.13%         0.10%       0.84%(1)
AXP(R) Variable Portfolio - Small Cap Advantage Fund /
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                   0.85%        0.13%         0.14%       1.12%(1)
AXP(R) Variable Portfolio - Strategy Aggressive Fund /
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                   0.51%        0.13%         0.08%       0.72%(1)
AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund /
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                      1.11%        0.13%         0.41%       1.65%(1),(2)
AXP(R) Variable Portfolio - Threadneedle International Fund /
RiverSource(SM) Variable Portfolio - International Opportunity Fund             0.75%        0.13%         0.12%       1.00%(1)
Lazard Retirement International Equity Portfolio                                0.75%        0.25%         0.29%       1.29%(3)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2004 adjusted to reflect current fees.

(2) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 1.10% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.30% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund and 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund.

(3) The fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004 adjusted to reflect current fees.

RiverSource also is used for certain subsidiaries of Ameriprise Financial that provide services in connection with the life insurance policy. On Oct. 1, 2005, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, replaced Ameriprise Financial as the investment adviser of the RiverSource Variable Portfolio Funds. The full transition to the RiverSource name will be substantially completed in the fourth quarter 2005, and will be subsequently communicated to policy owners, as appropriate.

The separation of the American Express Financial Advisors unit from American Express was completed on Sept. 30, 2005. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express. Ameriprise Financial is now an independent company trading under the ticker symbol AMP with a board of directors and management that are separate from American Express.

CHANGE TO "OPTION A -- INTEREST PAYMENTS"

"Option A -- Interest Payments" under the "Payment Options" section of "Payment of Policy Proceeds" on page 36 of the prospectus is replaced with the following:

Option A -- Interest Payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

                                    -- 22 --

S-6400M A (10-05)

PART C.

Item 24. Financial Statements and Exhibits

(a) Financial Statements filed as Item 24a in Post-Effective Amendment No. 70 to Registration Statement No. 2-47430 and 2-29358 filed on or about April 28, 2005, are incorporated by reference.

(b)      Exhibits

1. Resolution of the Executive Committee of the Board of Directors of Investors Syndicate Life Insurance and Annuity Company dated May 10, 1968, filed as Exhibit 1 to Registrant's Registration Statement No. 2-29358 filed on June 14, 1968, and refiled electronically April 27, 1994 as Exhibit 1 with Post-Effective Amendment No. 55, is incorporated herein by reference.

2.       Not Applicable.

3.       Not Applicable.

4. Contracts filed as Exhibit 4 to Registrant's Post-Effective Amendment No. 32 to Registration Statement No. 2-29358 filed on December 27, 1979, are incorporated herein by reference.

5.1 Form of Deferred and Immediate Annuity Application (Form 34530A) filed electronically as Exhibit 5.1 to Registrant's Post-Effective Amendment No. 67 to Registration Statement No. 2-29358, filed on or about
         July 12, 2004, is incorporated herein by reference.

5.2 Form of Deferred and Immediate Annuity Application (Form 34531) filed electronically as Exhibit 5.2 to Registrant's Post-Effective Amendment No. 67 to Registration Statement No. 2-29358, filed on or about
         July 12, 2004, is incorporated herein by reference.

5.3      Form of Master Application for Group Deferred Annuity Contract
         (Form 34532) filed electronically as Exhibit 5.3 to Registrant's Post-Effective Amendment No. 67 to Registration Statement No. 2-29358, filed on or about July 12, 2004, is incorporated herein by reference.

5.4 Form of Annuitant's Participation Application for Group Deferred Annuity (Form 34503) filed electronically as Exhibit 5.4 to Registrant's Post-Effective Amendment No. 67 to Registration Statement No. 2-29358, filed on or about July 12, 2004, is incorporated herein by reference.

6.1 Copy of Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Post-Effective Amendment No. 12 to Registration Statement No. 33-4173 is incorporated herein by reference.

6.2 Copy of Amended and Restated By-Laws of IDS Life Insurance Company filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 33 to Registration Statement No. 2-73114 is incorporated herein by reference.

7.       Not Applicable.

8.       Not Applicable.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10. Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

11.      None.

12.      Not Applicable.

13.1 Power of Attorney to sign Amendments to this Registration Statement, dated April 13, 2005, filed electronically as Exhibit 13.2 to Registrant's Post-Effective Amendment No. 70 to Registration Statement No. 2-29358 is incorporated herein by reference.

13.2 Power of Attorney to sign Amendments to this Registration Statement, dated July 7, 2004, filed electronically as Exhibit 13.2 to Registrant's Post-Effective Amendment No. 67 to Registration Statement No. 2-29358 is incorporated herein by reference.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)
         --------------------------------------------------------------------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------
Neysa M. Alecu                                         Money Laundering Prevention Officer

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Arthur H. Berman                                       Director

Walter S. Berman                                       Vice President and Treasurer

Lorraine R. Hart                                       Vice President - Investments

Paul R. Johnston                                       Assistant General Counsel and Secretary

Michelle M. Keeley                                     Vice President - Investments

Eric L. Marhoun                                        General Counsel

Jeryl Millner                                          Executive Vice President - Finance

Thomas W. Murphy                                       Vice President - Investments

B. Roger Natarajan                                     Director, Vice President and Chief Actuary

Benji Orr                                              Deputy Money Laundering Prevention Officer

Scott R. Plummer                                       38a-1 Chief Compliance Officer

Julie A. Ruether                                       Chief Compliance Officer and Assistant Secretary

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer


Heather M. Somers                                      Assistant General Counsel

Bridget M. Sperl                                       Executive Vice President - Client
                                                       Service

David K. Stewart                                       Vice President and Controller

* Unless otherwise noted, the business address is 70100 Amerprise Financial Center,
  Minneapolis, MN 55474.


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income                                                            Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory European (General Partner) LLC                                            George Town
     Advisory Select LLC                                                                Delaware
     AEXP Affordable Housing LLC                                                        Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management (Australia)                                      NSW Australia
     American Express Asset Management Company S.A.                                     Luxembourg
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Partners Life Insurance Company                                           Arizona
     Ameriprise Certificate Company                                                     Delaware
     Ameriprise Financial Inc.                                                          Delaware
     Ameriprise Financial Services Inc.                                                 Delaware
     Ameriprise Trust Company                                                           Minnesota
     AMEX Assurance Company                                                             Illinois
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Realty Assets, Inc.                                                                Nebraska
     RiverSource Investments, LLC                                                       Minnesota
     RiverSource Services, Inc.                                                         Minnesota
     RiverSource Tax Advantage Investments Inc.                                         Delaware
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska
     Threadneedle International Limited                                                 England and Wales

Item 27. Number of Contractowners

         On March 31, 2005, there were 6,483 qualified contracts and 0 non-qualified contracts in IDS Life Variable Annuity Fund B.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29  Principal Underwriter (IDS Life Insurance Company)

(a) IDS Life is the principal underwriter, depositor or sponsor for IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account MGA, IDS Life Account SBS, IDS Life Accounts F, G, H, IZ, JZ, KZ, LZ, MZ, N, PZ, QZ, RZ, SZ and TZ, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Money Laundering Prevention Officer

     Gumer C. Alvero                       Director and Executive
                                           Vice President - Annuities

     Timothy V. Bechtold                   Director and President

     Arthur H. Berman                      Director

     Walter S. Berman                      Vice President and Treasurer

     Lorraine R. Hart                      Vice President - Investments

     Paul R. Johnston                      Assistant General Counsel and
                                           Secretary

     Michelle M. Keeley                    Vice President - Investments

     Eric L. Marhoun                       General Counsel

     Jeryl A. Millner                      Executive Vice President - Finance

     Thomas W. Murphy                      Vice President - Investments

     B. Roger Natarajan                    Director, Vice President and Chief
                                           Actuary

     Benji Orr                             Deputy Money Laundering Prevention
                                           Officer

     Scott R. Plummer                      38a-1 Chief Compliance Officer

     Julie A. Ruether                      Chief Compliance Officer and
                                           Assistant Secretary

     Mark E. Schwarzmann                   Director, Chairman of the Board and
                                           Chief Executive Officer

     Heather M. Somers                     Assistant General Counsel

     Bridget M. Sperl                      Executive Vice President - Client
                                           Service

     David K. Stewart                      Vice President and Controller


* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.


(c)

                        Net Underwriting
Name of Principal       Discounts and         Compensation on      Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation
-----------             -----------           ----------           -----------           ------------
IDS Life                $57,026,951           None                 None                  None

Item 30.       Location of Accounts and Records

               IDS Life Insurance Company
               70100 Ameriprise Financial Center
               Minneapolis, MN

Item 31.       Management Services

               Not Applicable.

Item 32.       Undertakings

               (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

               (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

               (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to IDS Life Contract Owner Service at the address or phone number listed in the prospectus.

               (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs
                    (1)-(4) of that no-action letter.

               (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 30th day of September, 2005.

                                 IDS Life Variable Annuity Fund B
                                 ---------------------------------
                                           (Registrant)

                                 By: IDS Life Insurance Company
                                     ---------------------------
                                           (Depositor)



                                 By: /s/  Timothy V. Bechtold*
                                     -----------------------
                                          Timothy V. Bechtold
                                          President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 30th day of September, 2005.


Signature                                     Title

/s/  Gumer C. Alvero*                         Director and Executive Vice
------------------------------------          President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Arthur H. Berman*                        Director and Executive Vice
------------------------------------          President - Finance
     Arthur H. Berman                         (Principal Financial Officer)

/s/  B. Roger Natarajan*                      Director
------------------------------------
     B. Roger Natarajan

/s/  Mark E. Schwarzmann*                     Chairman of the Board and
------------------------------------          Chief Executive Officer
     Mark E. Schwarzmann                      (Chief Executive Officer)

/s/  Bridget M. Sperl*                        Executive Vice President -
------------------------------------          Client Services
     Bridget M. Sperl

/s/  David K. Stewart**                       Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     David K. Stewart

* Signed pursuant to Power of Attorney, dated April 13, 2005, filed electronically as Exhibit 13.1 to Post-Effective Amendment No. 70, by:

** Signed pursuant to Power of Attorney, dated July 7, 2004, filed electronically as Exhibit 13.2 to Post-Effective Amendment No. 67, by:


/s/ Mary Ellyn Minenko
----------------------
    Mary Ellyn Minenko
    Counsel

                                CONTENTS OF THIS
                         POST-EFFECTIVE AMENDMENT NO. 71
                 TO REGISTRATION STATEMENT NO. 2-47430/2-29358


This Post-Effective Amendment comprises the following papers and documents:

The Cover Page.

Part A.

       The prospectus for IDS Life Variable Annuity Fund B filed electronically as Part A to Post-Effective Amendment No. 70 to Registration Statement No. 2-29358, filed on or about April 28, 2005, is incorporated by reference.

       The Supplement for:

       IDS Life Variable Annuity Fund B.

Part B.

       Statement of Additional Information and Financial Statements filed electronically as Part B to Post-Effective Amendment No. 70 to Registration Statement No. 2-29358, filed on or about April 28, 2005, is incorporated by reference.

Part C.

       Other Information.

       Signatures.